J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 6, 2018

to the Summary Prospectuses, Prospectuses and Statement

of Additional Information dated March 1, 2018

Effective March 6, 2018, (the “Effective Date”) the portfolio manager information for the JPMorgan International Equity Income Fund (the “Fund”) in the “Risk/Return Summary – Management” section of each Summary Prospectus and Prospectus is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Georgina Perceval Maxwell	2016	Managing Director
Helge Skibeli	2018	Managing Director
Jeroen Huysinga	2018	Managing Director

In addition, the paragraph in the section of each Prospectus titled “The Funds’ Management and Administration — The Portfolio Managers — International Equity Income Fund” is hereby deleted in its entirety and replaced by the following:

The portfolio management team is led by Georgina Perceval Maxwell, a Managing Director. Helge Skibeli, a Managing Director and CFA Charterholder, and Jeroen Huysinga, a Managing Director, assist in the management of the Fund.

Ms. Perceval Maxwell is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1997. Ms. Perceval Maxwell has been a portfolio manager of the Fund since 2016. Mr. Skibeli is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1990. Mr. Skibeli has been a portfolio manager of the Fund since 2018 and is the Global Head of Developed Market Equity Research and CIO for the Research Driven Process (RDP) for International Equities, and U.S .Equity Core business. Mr. Huysinga is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of their predecessors) since 1997. Mr. Huysinga has been a portfolio manager of the Fund since 2018 and is a senior portfolio manager in the International Equity Group, based in London.

SUP-IEINC-318

On the Effective Date, the information in the first and second tables with respect to the Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of December 31, 2017:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity Income Fund
Georgina Perceval Maxwell	2	$1,023,329	4	$294,604	6	$2,907,279
Helge Skibeli	0	0	0	0	0	0
Jeroen Huysinga	0	0	5	3,488,347	12	2,635,985

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of December 31, 2017:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
International Equity Income Fund
Georgina Perceval Maxwell	0	$0	0	$0	0	$0
Helge Skibeli	0	0	1	221,275	0	0
Jeroen Huysinga	0	0	0	0	2	5,594,880

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager as of December 31, 2017:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Georgina Perceval Maxwell	X
Helge Skibeli	X
Jeroen Huysinga	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUSES,

PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE